Property, Plant And Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 327,751	$ 333,538
Accumulated depreciation and amortization	200,436	203,410
Property, plant and equipment - net	127,315	130,128	$ 131,473
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	2,571	2,651
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 39,418	38,924
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	44 years
Central office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 95,981	96,061
Central office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Central office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Cable, wiring and conduit
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 75,409	72,042
Cable, wiring and conduit | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Cable, wiring and conduit | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years
Satellites
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 908	2,489
Satellites | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	14 years
Satellites | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	17 years
Other equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 90,883	94,951
Other equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Other equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 18,482	22,244
Software | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 4,099	$ 4,176